Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Schedule of Income Tax Expenses (Credit)

The income tax expenses (credit) consisted of the following components:

	For the years ended June 30,
	2024	2025	2026
	HKD	HKD	HKD	US$
Hong Kong
Current	$297,067	$(56,010)	$12,782	$1,630
Deferred	-	(728,286)	728,286	92,870
Total tax expense (credit)	$297,067	$(784,296)	$741,068	$94,500

Schedule of Tax Reconciliation

The reconciliation for the year ended June 30, 2026 after the adoption of ASU 2023-09 is as follows:

	For the years ended June 30, 2026,
	HKD	USD	Percent
Loss before income tax	$(15,254,845)	$(1,945,274)
Hong Kong statutory tax rate	(2,517,050)	(320,970)	16.5%
Foreign tax effects
BVI	489,932	62,475	(4.0)%
Other jurisdictions	1,770	226	(0.0)%
Tax credits	(3,000)	(383)	0.0%
Changes in valuation allowance	1,666,694	212,534	13.6%
Non-deductible expenses and non-taxable income
Share of results of equity investees	499,211	63,659	(3.3)%
Share-based compensation	585,059	74,606	(4.8)%
Others	31,412	4,006	(0.3)%
Effect of preferential tax benefit on assessable profits	(12,960)	(1,653)	0.1%
Income tax expense	$741,068	$94,500	(4.9)%

The reconciliation prior to the adoption of ASU 2023-09 is as follows:

	For the years ended June 30,
	2024	2025
	HKD	HKD
Income (loss) before income tax	2,892,571	$(6,622,551)
Hong Kong income tax rate	16.5%	16.5%
Income tax expense computed at statutory rate	477,274	(1,092,721)
Preferential rate	(165,000)	(36,561)
Reconciling items:
Non-taxable items in Hong Kong	(30,394)	(74,828)
Expenses not deductible for tax	18,187	82,675
Tax losses not recognized	-	338,639
Tax credit	(3,000)	(1,500)
Total income tax expense (credit)	297,067	$(784,296)
Effective tax rate	10.3%	11.8%

Schedule of Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	As of June 30,
	2025	2026
	HKD	HKD	US$
Deferred Tax Assets
Net operating losses carry forwards	$2,974,221	$3,557,176	$453,606
Total deferred tax assets	$2,974,221	$3,557,176	$453,606
Less: valuation allowance	-	(1,666,694)	(212,534)
Deferred tax assets, net of valuation allowance	$2,974,221	$1,890,482	$241,072

Deferred Tax Liabilities
Depreciation of property and equipment	$(218,250)	$(171,018)	$(21,808)
Amortization of intangible assets	(2,027,685)	(1,719,464)	(219,264)
Total deferred tax liabilities	$(2,245,935)	$(1,890,482)	$(241,072)

Deferred tax assets, net	$728,286	$-	$-